UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillipe P. Laffont
Title:    Investment Manager
Phone:    (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  5/16/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $307,565
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number           Name

1.        028-10522                      Coatue Capital, L.L.C.
2.        028-10553                      Coatue Offshore Fund, Ltd.
3.        028-10554                      Coatue Qualified Partners, L.P.
----      ------------------             --------------------------------


                                                                FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                          VALUE     SHRS OR   SH/   PUT/  INVESTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN   CALL  DISCRETN  MGRS  SOLE  SHARED    NONE
--------------                  --------          -----       --------   -------   ---   ----  --------  ----  ----  ------    ----
AKAMAI TECHNOLOGIES INC         COM               00971T101     21,271   1,670,956             SHARED    1,2,3  0    1,670,956  0
AMERICA MOVIL SA DE CV          SPONSORED ADR     02364W105     26,602     515,550             SHARED    1,2,3  0      515,550  0
AMERICAN TOWER CORP.            CLASS A           029912201     20,779   1,139,826             SHARED    1,2,3  0    1,139,826  0
APPLE COMPUTER INC              COM               037833100      4,584     110,000             SHARED    1,2,3  0      110,000  0
ARIBA INC.                      COM NEW           04033V203        370      47,653             SHARED    1,2,3  0       47,653  0
AVANEX CORP                     COM               05348W109         94      71,998             SHARED    1,2,3  0       71,998  0
BOOKS A MILLION INC             COM               98570104         100      11,000             SHARED    1,2,3  0       11,000  0
BOSTON COMMUNICATIONS GROUP     COM               100582105      2,711     380,770             SHARED    1,2,3  0      380,770  0
BROADCOM CORP                   CLA               111320107      7,330     245,000             SHARED    1,2,3  0      245,000  0
CENTILLIUM COMMUNICATIONS INC   COM               152319109      1,377      53,803             SHARED    1,2,3  0       53,803  0
CROWN CASTLE INTL CORP          COM               228227104     13,775     857,723             SHARED    1,2,3  0      857,723  0
DREAMWORKS ANIMATION SKG INC    CLA               26153C103     13,620     334,560             SHARED    1,2,3  0      334,560  0
GLOBAL SIGNAL INC.              COM               37944Q103     11,180     373,167             SHARED    1,2,3  0      373,167  0
GOOGLE INC                      CLA               38259P508     39,367     218,090             SHARED    1,2,3  0      218,090  0
IPASS INC                       COM               46261V108      1,130     184,694             SHARED    1,2,3  0      184,694  0
LA Z BOY INC                    COM               505336107      1,516     108,809             SHARED    1,2,3  0      108,809  0
LEVEL 3 COMMUNICATIONS INC      COM               52729N100      1,662     806,814             SHARED    1,2,3  0      806,814  0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109      9,853     280,000             SHARED    1,2,3  0      280,000  0
MONOLITHIC PWR SYS, INC         COM               609839105      4,829     546,832             SHARED    1,2,3  0      546,832  0
NDS GROUP PLC                   SPONSORED ADR     628891103      7,286     209,778             SHARED    1,2,3  0      209,778  0
NEOWARE SYS INC                 COM               64065P102      1,210     115,944             SHARED    1,2,3  0      115,944  0
NETEASE.COM INC                 SPONSORED ADR     64110W102     47,221     979,480             SHARED    1,2,3  0      979,480  0
NII HOLDINGS INC                CLA NEW           62913F201     16,752     291,331             SHARED    1,2,3  0      291,331  0
OPLINK COMMUNICATIONS INC       COM               68375Q106         76      48,281             SHARED    1,2,3  0       48,281  0
SECURE COMPUTING CORP           COM               813705100        452      52,738             SHARED    1,2,3  0       52,738  0
SONUS NETWORK INC               COM               835916107        570     134,510             SHARED    1,2,3  0      134,510  0
SPECTRASITE, INC                COM               84761M104     12,645     218,122             SHARED    1,2,3  0      218,122  0
TELESYSTEM INTL WIRELESS INC    NEWCOM            879946606        281      18,415             SHARED    1,2,3  0       18,415  0
TESSERA TECHNOLOGIES INC        COM               88164L100     38,922     900,345             SHARED    1,2,3  0      900,345  0
                                                               307,565


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02984.0001 #571720